Offerings - Offering: 1	Oct. 22, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 3,127,595.00
Amount of Registration Fee	$ 431.92
Offering Note	Estimated for purposes of calculating the amount of the filing fee only. Calculated as the aggregate maximum purchase price for shares of beneficial interest.